Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Current
Federal	$ 50,148	$ 54,931	$ 38,898
State and foreign	2,728	2,172	1,519
Total	52,876	57,103	40,417
Deferred
Federal	13,408	(2,811)	(3,516)
State and foreign	268	(56)	(61)
Total	13,676	(2,867)	(3,577)
Total provision	$ 66,552	$ 54,236	$ 36,840